CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents [abstract]
Deposits held at call	$ 111,495	$ 124,777
Short-term financial investments	30,267	69,258
Total	$ 141,762	$ 194,035	$ 184,020	$ 211,440	$ 211,440